Pledged Assets and Collateral (Narrative) (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2020	Mar. 31, 2020
Financial Instruments Pledged as Collateral [Abstract]
Investment securities pledged for acting as a collection agent of public funds	¥ 21,322,674
Cash collateral pledged for derivative transactions included in Other assets	1,484,866	¥ 1,696,108
Cash collateral received for derivative transactions included in Other liabilities	¥ 1,108,155	¥ 1,125,305